Lines of Credit	12 Months Ended
Jun. 30, 2020
Line of Credit Facility [Abstract]
Lines of credit

The Company has a Demand Line of Credit through December 2020 with First National Bank of Pennsylvania which provides for borrowings of up to $300,000 for regular working capital needs, bearing interest at prime, currently 3.25%. The agreement does not contain a financial covenants and borrowings are also secured by a pledge of the Company’s assets including inventory, accounts receivable, chattel paper, equipment and general intangibles of the Company. As of June 30, 2020 and 2019, there were no borrowings outstanding under the line.